Investment in SLM California	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investment in SLM California
Note 6 - Investment in SLM California
Caserones
In August 2021, the Company entered into an agreement to acquire an effective 0.418% Net Smelter Return ("NSR") royalty on the operating Caserones mine in northern Chile for $34,100 in cash. To purchase the Caserones royalty and for purposes of distributing payments received from the royalty interest, the Company formed a 50%-50% joint venture, Minera Tercero SpA ("Tercero") with Elemental Altus Royalties Corp. which is accounted for in accordance with IFRS 11 Joint Arrangements.
Tercero was used to purchase a 43% interest in Sociedad Legal Minera California Una de la Sierra Pena Negra ("SLM California") through a share purchase agreement for $68,200. SLM California has a right to 67.5% of the 2.88% Caserones NSR royalty. SLM California's sole purpose is to administer the company, pay Chilean taxes and distribute its royalty proceeds to the shareholders, including Tercero. The 50% interest in Tercero provides EMX with the right to an effective 0.418% NSR royalty interest.
Note 6 - Investment in SLM California (continued)
During the year ended December 31, 2023, the Company increased its effective NSR royalty interest to 0.7775% by acquiring an additional 2.26% interest in SLM California for $3,517 through its wholly-owned subsidiary EMX Chile SpA.
During the year ended December 31, 2024, the Company acquired an additional 2.737% interest in SLM California for cash consideration of $4,742, bringing the Company's total ownership interest to 42.7% and increasing the Company's effective royalty interest in the Caserones property to 0.8306%.
The Company through its Tercero and EMX Chile SpA combined interests does not control operational decisions and is eligible to appoint a director to serve on the Board of SLM California. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.
The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

	For the year ended December 31,
	2024	2023
Opening Balance	$58,827	$58,189
Capital Investment	4,742	3,517
Company's share of net income of SLM California	4,329	4,134
Distributions	(6,772)	(7,013)
Ending Balance	$61,126	$58,827
Summarized financial information for the Company's investment in SLM California and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

	For the year ended December 31,
	2024	2023
Royalty Revenue	$21,678	$26,024
Net income	10,131	10,338
The Company's ownership %	42.7	40.0
Company's share of net income of SLM California	$4,329	$4,134
During the year ended December 31, 2024, the Company’s share of the royalty revenue in SLM California totaled $9,263 (2023 – $10,407).

	For the year ended December 31,
	2024	2023
Total assets	$10,994	$11,252
Total liabilities	(5,870)	(6,709)
Net assets	5,124	4,543
The Company's ownership %	42.7	40.0
Acquisition fair value and other adjustments	58,937	57,010
Carrying amount of investment in SLM California	$61,126	$58,827